Interest Rate Swaps (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Sep. 30, 2011
Number of interest rate swap agreements	4
Notional interest rate swap agreements	$ 50.0
Unrealized loss recognized in OCI	$ 1.6
3.4% Interest Rate Swaps Due 2014 [Member]
Interest rate fixed as result of interest rate swap hedges	3.40%
3.6% Interest Rate Swaps Due 2014 [Member]
Interest rate fixed as result of interest rate swap hedges	3.60%